2. LOANS: Loans Receivable, Nonaccrual status policy (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Loans Receivable, Nonaccrual status policy	When a loan becomes 60 days or more past due based on its original terms, it is placed in non-accrual status. At this time, the accrual of any additional finance charges is discontinued. Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status. Non-accrual loans return to accrual status when the loan becomes less than 60 days past due.